Equity - Transactions on schemes - Narrative (Details) shares in Millions	Jun. 30, 2020 shares £ / shares	Jun. 30, 2019 £ / shares	Jun. 30, 2018 £ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of executive share options exercisable (in shares) | shares	3.8
Exercise price of executive share options exercisable (in GBP per share)	£ 19.98
Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	10.80	£ 9.52	£ 7.65
Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	£ 34.83	£ 27.73	£ 26.02